Future Annual Maturities of Long-Term Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014		$ 6,904
2015		4,376
2016		3,390
2017		2,739
2018		8,090
Thereafter		217,236
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	$ 250,152	$ 242,735	$ 200,816